UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21346
Reporting Period: 07/01/2016 - 06/30/2017
BlackRock Muni New York Intermediate Duration Fund, Inc.

=========== BlackRock Muni New York Intermediate Duration Fund, Inc. ===========

PUERTO RICO HOUSING FINANCE AUTHORITY

Ticker:                      Security ID:  74526LCZ4
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date:	August 25, 2017